Loans - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Downside Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 700	$ 853
Probability weighting percentage	100.00%
Base Scenario [Member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 337	$ 420
Probability weighting percentage	100.00%